Financial assets and other receivables - Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets and other receivables
Cash and cash equivalents	$ 136,470	$ 317,935	$ 114,391
Non Current restricted cash presented as Cash.		2,133
Restricted cash and cash equivalents	1,179	2,875
Total	$ 137,649	$ 322,943	$ 116,663	$ 131,557